INCOME TAX EXPENSES	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSES

13. INCOME TAX EXPENSES

Cayman Islands

The Company is domiciled in the Cayman Islands. This locality currently enjoys permanent income tax holidays; accordingly, the Company does not accrue for income taxes.

Singapore

The Company’s subsidiaries, Maxwill Pte. Ltd., Maxwill (Asia) Pte. Ltd., LP Grace Pte. Ltd., Maxwill Foodlink Pte. Ltd., and Davis Commodities Pte. Ltd. are considered Singapore tax resident enterprises under Singapore tax laws; accordingly, they are subject to enterprise income tax on their taxable income as determined under Singapore tax laws and accounting standards at a statutory tax rate of 17% (2023: 17%).

The income tax provision consists of the following components:

	For the six-month period ended June 30,
	2024	2025
	US$’000	US$’000
Income tax:
Current year	291	*

The income tax expense varied from the amount of income tax expense determined by applying the Singapore income tax rate of 17% (2024: 17%) to profit before income tax as a result of the following differences:

	For the six-month period ended June 30,
	2024	2025
	US$’000	US$’000
Income before tax expenses:	1,625	41

Tax at the domestic income tax rate	276	7
Tax effect of expenses that are not deductible in determining taxable profit	9	17
Non-taxable incomes	(5)	(10)
Tax exemption	(27)	(1)
Capital allowances claimed	(3)	*-
Tax losses unrecognized	41	(13)
	291	*-

*	Denotes amount less than US$1,000